SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Use of estimates
a. Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclose contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the years reported. Actual results could differ from those estimates. On an on-going basis, management evaluates its estimates, judgments and assumptions. The most significant estimates and assumptions relate to write down of inventory, employee compensation in connection with equity awards, realizability of deferred tax assets, provision for uncertain tax positions and contingencies.

Functional currency
b. Functional currency

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the United States dollar (the “Dollar”).

Virtually most product revenues of the Company and its subsidiaries are derived in Dollars. Most purchases of materials and components are made in Dollars. Thus, the functional currency of each of the Company and its subsidiaries is the Dollar.
Monetary accounts maintained in currencies other than the Dollar are re-measured using the official exchange rate at the balance sheet date. Operational accounts and non-monetary balance sheet accounts are measured and recorded at the rate in effect at the date of the transaction or average rates. The effects of foreign currency re-measurements are recorded in the consolidated statements of operations as “financial income (expenses)”.

Principles of consolidation
c. Principles of consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany balances and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Cash and cash equivalents
d. Cash and cash equivalents
All highly liquid investments, which include short-term bank deposits, that are not restricted as to withdrawal or use and the period to maturity of which does not exceed three months at the time of investment, are considered to be cash equivalents.

Short-term and restricted bank deposits
e. Short-term and restricted bank deposits
Short-term and restricted bank deposits are deposits with maturities of more than three months but less than one year. The short-term and restricted bank deposits include approximately $2.2 million and $2.5 million as of December 31, 2014 and December 31, 2013, respectively, as collateral for bank guarantees. In addition, a total of  $77 thousand and $78 thousand are restricted as collateral for the Company’s credit cards as of December 31, 2014 and December 31, 2013, respectively.

Marketable securities
f. Marketable securities
The Company classifies its investments in marketable securities as available-for-sale. Accordingly, these securities are measured at fair value with unrealized gains and losses reported in accumulated other comprehensive income (loss) (“OCI”). Realized gains and losses on sales of investments, and a decline in value that is considered as other than temporary, are included in the consolidated statements of operations as “financial income (expenses), net”. Interest and amortization and accretion of premiums and discounts on debt securities are recorded as interest income.
The Company classifies marketable securities as available-for-sale as either current or non-current based on maturities and management’s reasonable expectation with regard to those securities.
An other-than-temporary impairment has occurred if the Company does not expect to recover the amortized cost basis of the debt security. If the Company does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized is limited to the portion attributed to the credit loss. The remaining portion of the other-than-temporary impairment related to other factors is recognized in other comprehensive income (loss).

Risk factors
h. Risk factors
Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash equivalents, short-term deposits and marketable securities.

The Company’s cash equivalents, short-term deposits and marketable securities are mainly invested with major Israeli, Swiss and U.S. banks. Management believes that the financial institutions holding the Company’s investments are financially sound, and accordingly, minimal credit risk exists with respect to these investments. See also notes 2j and 12b for the Company’s major customers.

Dependence on a single supplier
The Company purchases all its chips from a single supplier. Any problems that occur and persist in connection with the manufacture, delivery, quality or cost of the assembly and testing of inventory could have a material adverse effect on the Company’s business and financial condition. The agreement expires on December 31, 2022.

Fair value measurement
i. Fair value measurement
The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:
Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data for similar but not identical assets or liabilities.
Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.
In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value.

Trade accounts receivable, net
j. Trade accounts receivable, net
The Company’s accounts receivable balances are due from companies primarily in the car manufacture industry. Credit is given based on an evaluation of a customer’s financial condition and generally, collateral is not required. Trade accounts receivable from sales of products are typically due from customers within 30 – 90 days. Trade accounts receivable balances are stated at amounts due from customers net of an allowance for doubtful accounts. Accounts outstanding longer than their original contractual payment terms, are considered past due. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history from such customers, customer’s current ability to pay its obligation to the Company. Payments subsequently received on such receivables are credited to the allowance for doubtful accounts. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection. The Company writes-off accounts receivable when they become uncollectible.

Inventories
k. Inventories
Inventories are stated at the lower of cost or market value. Cost is computed using standard cost, which approximates average cost. The Company analyzes and adjusts excess and obsolete inventories primarily based on future demand forecasts. Although the Company makes every effort to ensure the accuracy of its forecasts of future product demand, any significant unanticipated changes in demand or technological developments would significantly impact the value of the inventory and the reported operating results. If actual market conditions are less favorable than the Company’s assumptions, additional write-downs may be required.

Inventories are written-down for estimated excess and obsolescence, based on assumptions about future demand and market conditions. Once written-down, a new lower cost basis for that inventory is established.

Property and equipment
l. Property and equipment
Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method.
Annual rates of depreciation are as follows:
%
Computers and electronic equipment (mainly 33%)	15 – 33
Vehicles	15
Office furniture and equipment	7
Equipment	33
Leasehold improvements are amortized by the straight-line method over the shorter of the term of the lease and estimated useful life of the improvements.

Impairment of long-lived assets
m. Impairment of long-lived assets
Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets would be written down to their estimated fair values.

Research and development, net
n. Research and development, net
Research and development expenses are expensed as incurred, and consist primarily of personnel, facilities, equipment and supplies for research and development activities.
Participations in research and development expenses for research and development projects are recognized on the basis of the costs incurred and are deducted from research and development expenses in the statement of operations. The Company does not receive any additional compensation or royalties upon completion of the project. The participation reimbursement received by the Company is not dependent on having future benefit from the project. All intellectual property generated from these arrangements are exclusively owned by the Company.
Reimbursement payments for research and development projects are recognized on the basis of the costs incurred and are deducted from (netted against) research and development expenses in the statement of operations. Research and development reimbursements of  $9,884 thousand, $10,511 thousand and $9,994 thousand were offset against research and development costs in the years ended in December 31, 2014, 2013 and 2012, respectively.

Comprehensive income (loss)
o. Comprehensive income (loss)
Comprehensive income (loss) consists of net income (loss) and other gains and losses affecting equity that under US GAAP are excluded from the net income (loss). For the Company, such items consist of unrealized gains and losses on available-for-sale securities. Realized gains and losses on available-for-sale securities are included in the consolidated statements of operations as “financial income (expenses) net”.

Revenue recognition
p. Revenue recognition
The Company’s revenue results from sales of its products sold through its two operating segments, Original Equipment Manufacturing (“OEM”) and After Market (“AM”).
The Company recognizes revenue related to sales of its products, net of volume discounts, provided that (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the price is fixed or determinable and (iv) collectibility is reasonably assured. Delivery is considered to have occurred when the product is shipped to the customer and title and risk of loss have transferred to the customer. The Company evaluates the creditworthiness of its customers to determine that appropriate credit limits are established prior to the acceptance of an order.
Revenue of sales of products to resellers and distributors occurs upon delivery of products to the resellers and distributors. The Company does not give distributors any adjustments to cover price adjustments. The Company does not provide rights of return to its customers.

Shipping and handling	q. Shipping and handling Shipping and handling costs on sales are classified as a component of cost of revenues. The Company generally does not charge its customers for such expenses.
Share-based compensation
r. Share-based compensation
Equity awards granted to employees and directors are accounted for using the grant date fair value. The fair value of share-based payment transactions is determined based on the Black-Scholes option pricing model and recognized as an expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions.
The Company elected to recognize compensation cost for awards that have a graded vesting schedule using the accelerated multiple-option approach.
Equity awards granted to non-employees are re-measured at each reporting period at fair value until they have vested. The fair value of equity awards is charged to the statement of operations over the service period.

Taxes on income
s. Taxes on income
Deferred taxes are determined utilizing the assets and liabilities method, which is based on the estimated future tax effects of the differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred tax balances are computed using the tax rates expected to be in effect when those differences reverse. A valuation allowance in respect of deferred tax assets is provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company did not provide for deferred taxes attributable to dividend distribution out of retained tax-exempt earnings from “Benefitted Enterprise” and “Preferred Company” plans since such earnings are intended to be permanently reinvested or can be recovered in a tax-free manner. Management considers such retained earnings to be essentially permanent in duration. The Company may incur additional tax liabilities in the event of intercompany dividend distributions by its subsidiaries. Such additional tax liabilities in respect of foreign subsidiaries has not been provided for in the Financial Statements, as it is the Company’s intention to permanently reinvest the foreign subsidiaries’ earnings. With respect to domestic susidiaries, the Company records a deferred tax liability unless the reported amount of the investment can be recovered tax-free without significant cost, and the Company expects to ultimately use that means of recovery.

 Results for tax purposes for the Israeli subsidiary are measured and reflected in NIS (see also Note 9). The Company has not provided deferred income taxes on the differences resulting from changes in exchange rate and indexation.

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expense. Such liabilities are classified as long-term, unless the liability is expected to be settled in cash within twelve months from the balance sheet date.

Provision for warranty
t. Provision for warranty
The Company provides warranties for its products, which vary with respect to each contract and in accordance with the nature of each specific product, for terms of one to three years.
The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time the product is shipped. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.
Provision for warranty as of December 31, 2014 and 2013, was $470 thousand and $307 thousand, respectively.

Contingencies
u. Contingencies
Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur. Company’s management assesses such contingent liabilities, which inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company that may result in such proceedings, Company’s management evaluates the perceived merits of any legal proceedings as well as the perceived merits of the amount of relief sought or expected to be sought.
Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material would be disclosed. Legal fees are expensed as incurred.

Basic and diluted net profit (loss) per share
v. Basic and diluted net profit (loss) per share

Basic earnings (losses) per share are presented in conformity with the two-class method required for participating securities for the periods prior to their conversion upon the Company’s IPO in August 2014, when all classes of shares were converted to Ordinary shares.

Under the two-class method, the earnings per share for each class of shares are calculated assuming 100% of the Company’s earnings are distributed as dividends to each class of shares based on their contractual rights. In addition, since all classes other than Class A Ordinary shares, did not participate in losses, for the years ended December 31, 2014 and 2012 these shares are not included in the computation of basic loss per share.
Basic earnings (losses) per share are computed by dividing net income or loss applicable to ordinary shareholders by the weighted average number of Class A ordinary shares outstanding for each period prior to the Company’s IPO and by the weighted-average number of ordinary shares for the periods commencing the Company’s IPO.
Diluted earnings (losses) per share are calculated by dividing net income or loss applicable to ordinary shareholders by the fully-diluted weighted-average number of Class A ordinary shares outstanding during each period prior to the Company’s IPO and by the weighted-average number of ordinary shares for the periods commencing the Company’s IPO.
For the years ended December 31, 2014 and 2013, all outstanding options and all Ordinary shares (with liquidation preference) and Class B, C, D, E, F1 and F2 shares were excluded from the calculation of the diluted earnings per share, since their effect was anti-dilutive. For the year ended December 31, 2012, all outstanding options and all Ordinary shares (with liquidation preference) and Class B, C, D and E shares were excluded from the calculation of the diluted earnings per share, since their effect was anti-dilutive.
During the year ended December 31, 2013, as a result of the investment transaction described in note 8g, the Company redeemed 43,456,175 aggregate shares of classes B, C, D, E and Ordinary shares (with liquidation preference), which were subsequently converted to Class F1 and Class F2 shares and sold to new investors. In connection with this redemption, the Company transferred value to the preferred shareholders, which was calculated as the difference between (1) the fair value of consideration transferred and (2) the carrying value of the 43,456,175 shares of classes B, C, D, E and Ordinary shares (with liquidation preferences) surrendered. The difference, in the amount of  $230 million, was recorded as a reduction to net income applicable to Class A Ordinary shares used to calculate basic and diluted loss per share.
Pro forma basic net loss per share for the year ended December 31, 2014, as presented on the face of the statement of operations, was computed to give effect to the conversion of all convertible preferred shares using the as-if converted method into ordinary shares as if the conversion had occurred as of the beginning of the period presented.

Impact of recently issued accounting pronouncements
w. Impact of recently issued accounting pronouncements
On May 28, 2014, the FASB and IASB issued their converged standard on revenue recognition. The objective of the revenue standard (ASC 606) is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. For public companies, the revenue standard is effective for the first interim period within annual reporting periods beginning after December 15, 2016 (as of January 1, 2017 for the Company) and early adoption is not permitted. The Company is currently evaluating the impact the standard will have on its financial statements.
In August 2014, the Financial Accounting Standards Board (“FASB”) issued amended guidance related to disclosure of uncertainties about an entity’s ability to continue as a going concern. The new guidance requires management to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and, as necessary, to provide related footnote disclosures. The guidance has an effective date of December 31, 2016. The Company believes that the adoption of this new standard will not have a material impact on its consolidated financial statements.

Adoption of new Accounting Standard
x. Adoption of new Accounting Standard
In July 2013, the FASB issued ASU No. 2013-11 Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (ASU No. 2013-11). ASU No. 2013-11 amends the guidance within Accounting Standards Codification (ASC) Topic 740, “Income Taxes”, to require entities to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. The Company adopted ASU No. 2013-11 on January 1, 2014. There were no material presentation changes resulting from the adoption of ASU No. 2013-11.